Retirement Plans (Details 8) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Weighted-average assumptions used to determine defined benefit pension obligations
Discount rates	3.80%	4.70%
Rates of increase in compensation levels	3.60%	3.70%
Weighted-average assumptions used to determine net periodic pension benefit costs
Discount rates	4.60%	5.00%	5.30%
Rates of increase in compensation levels	3.70%	4.00%	3.60%
Expected long-term rates of return on assets	6.70%	6.90%	6.90%